CITIFUNDS(r)
-----------


NEW YORK
TAX FREE
         INCOME
         PORTFOLIO



SEMI-ANNUAL REPORT
JUNE 30, 2000



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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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


TABLE OF CONTENTS
CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     4
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Portfolio Highlights                                                           4
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Fund Performance                                                               5
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Portfolio of Investments                                                       6
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Statement of Assets and Liabilities                                            9
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Statement of Operations                                                       10
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Statement of Changes in Net Assets                                            11
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Financial Highlights                                                          12
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Notes to Financial Statements                                                 14
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


LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   While the past six months have been challenging for many types of investments, municipal bonds have fared relatively well. A strengthening global economy, rising interest rates and shifting investor sentiment have created wide fluctuations in the prices of most stocks and higher yielding taxable bonds. While prices of municipal bonds also fluctuated, they responded positively to their own supply-and-demand influences.

   We are pleased to announce that effective July 14, 2000, the front-end sales charge on Class A shares of CitiFunds New York Tax Free Income Portfolio is being waived. As of that date, Class B shares are no longer offered. If you are a Class B shareholder, your existing Class B shares have been converted to Class A shares without imposition of any contingent deferred sales charge. It is also important to note that the Class A shares incur lower annual expenses than the Class B shares.

   This report reviews the Fund's investment activities and performance during the six months ended June 30, 2000, and provides a summary of Citibank's perspective on and outlook for the New York tax-exempt bond market. Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge

Philip W. Coolidge
President
July 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

    ALTHOUGH THE FIRST HALF OF 2000 SAW BOTH ADVANCES AND DECLINES WITHIN NEW YORK'S MUNICIPAL BOND MARKET, RETURNS WERE POSITIVE FOR THE REPORTING PERIOD. Rallies during the first quarter and in June offset relative weakness in April and May.

    When the new year began on January 1, 2000, investors were relieved that Y2K had not negatively impacted the U.S. economy. Most investors soon became concerned, however, that unsustainably strong economic growth might rekindle long- dormant inflationary pressures. Consumer spending and borrowing remained high, oil prices were rising, the stock market set new record highs and unemployment remained at record lows. Perhaps most important, many investment professionals expressed concern about the potential for rising wages in a tight job market. In an attempt to forestall a re-acceleration of inflation, the Federal Reserve Board (the "Fed") raised short-term interest rates by three 25-basis point* increments during the reporting period (to 6.50%), causing most bond prices to fall.

    DESPITE THESE NEGATIVE INFLUENCES, THE MUNICIPAL BOND MARKET WAS DRIVEN PRIMARILY BY SUPPLY AND DEMAND INFLUENCES, WHICH WERE GENERALLY POSITIVE. During the first half of 2000, issuance of municipal bonds in New York declined sharply compared to the same period one year ago. On the other hand, demand for municipal bonds remained strong, especially from individual investors seeking a relatively safe, tax-exempt haven for gains realized in the stock market. With many buyers competing for a limited number of bonds, this supply-and-demand imbalance helped support a rally in municipal bond prices.

    THE FUND BEGAN THE YEAR WITH A MODESTLY DEFENSIVE POSTURE. Because the Fund's managers were concerned that rising interest rates might result in a further decline in bond prices, they had reduced the Fund's average duration (a measure of sensitivity to changing interest rates) toward the short end of its range. This position was designed to help the managers capture higher yields quickly as they became available. When it became apparent during the first quarter that a reduced supply of municipal bonds was likely to help support prices, the managers extended the Fund's average duration to the neutral range. Finally, toward the end of the reporting period, the managers further extended the Fund's average duration to the long end of the neutral range. This slightly aggressive stance was intended to help the managers lock in prevailing high yields for a longer time.

    Management also actively managed the mix of bonds in the Fund according to their analysis of prevailing market conditions. DURING A PERIOD OF INCREASED VOLATILITY, THE MANAGERS FOCUSED PRIMARILY ON HIGH-QUALITY BONDS WITH MATURITIES IN THE 10- TO 15-YEAR RANGE. Due to the fact that longer-term bonds provided little additional yield compared to shorter-term bonds, the managers did not believe it would be prudent to assume the additional risks of long-term bonds. Additionally, the managers emphasized bonds that would not be subject to early redemption within the next several years.

* A basis point is .01% or one one-hundredth of a percent.

    LOOKING FORWARD, MANAGEMENT MAINTAINS A POSITIVE OUTLOOK FOR THE NEW YORK MUNICIPAL BOND MARKET. Although the managers believe that further interest rate hikes may be likely, the municipal bond market appears to have already incorporated that possibility into bond prices. The managers have recently seen signs that the economy may be slowing, suggesting that the Fed's monetary policies may have proven effective. Weakness in the stock market has caused demand for municipal bonds to rise, potentially supporting municipal bond prices near current levels. A strong New York economy has improved the fiscal health of many municipal bond issuers, causing major ratings agencies to upgrade their credit ratings. Finally, New York municipal bonds appear to be competitively valued relative to other bond sectors.

FUND FACTS

FUND OBJECTIVE
To generate high levels of current income exempt from federal, New York State and New York City personal income taxes and preserve the value of its shareholders' investment.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
September 8, 1986                        Distributed semi-annually, if any

NET ASSETS AS OF 6/30/00                 BENCHMARKS
Class A shares                           o Lipper New York State Municipal
$182.3 million                             Bond Funds Average
Class B shares                           o Lehman Brothers
$9.7 million                               Municipal Bond Index*

* The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond markets with maturities of at least one year.

+ A portion of the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax adviser.


PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 2000

[BAR CHART OMITTED]


Power Revenue                 1.0%
Sales Tax Revenue             3.3%
Healthcare                    4.3%
Water/Sewer Revenue           8.1%
Other Revenue                 8.3%
General Obligation Bonds      8.4%
Housing Revenue              11.1%
State Agencies               23.7%
Transportation Revenue       29.3%
*Short-Term                   2.5%
* Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDING JUNE 30, 2000                 SIX     ONE     FIVE     TEN
(Unaudited) (See Note 8)                      MONTHS**  YEAR    YEARS*   YEARS*
================================================================================

CitiFunds New York Tax Free Income
  Portfolio (Class A) without sales charge     4.42%  (2.66)%   5.47%   6.45%
Lipper New York State Municipal Bond
  Funds Average                                4.31%  (1.06)%   4.77%   6.34%
Lehman Brothers Municipal Bond Index           4.48%   3.25%    5.88%   7.06%
CitiFunds New York Tax Free Income Portfolio
  (Class A) with a maximum sales charge
  of 4.50%                                    (0.28)% (1.96)%   4.50%   5.96%
CitiFunds New York Tax Free Income Portfolio
  (Class B) without deferred sales charge      4.26%   2.24%      --   (0.26)%++
Lipper New York State Municipal Bond
  Funds Average                                4.31%   1.06%      --   (0.52)%+
Lehman Brothers Municipal Bond Index           4.48%   3.25%      --     1.53%+
CitiFunds New York Tax Free Income Portfolio
  (Class B) with a maximum deferred
  sales charge of 4.50%                       (0.43)% (2.36)%     --   (3.30)%++

 * Average Annual Total Return
** Not Annualized
 + From 12/31/98
++ Commencement of Operations 1/4/99

30-Day SEC Yield Class A      4.74%  Income Dividends Per Share Class A   $0.270
30-Day SEC Yield Class B      4.25%  Income Dividends Per Share Class B   $0.243

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $17,847, including the maximum sales charge (as of 6/30/00). The graph shows how the Fund compares to its benchmark for the same period.

[The following table represents a line chart in the printed piece.]


                   CitiFunds                Lipper
               New York Tax Free        New York State         Lehman Brothers
                Income Portfolio     Municipal Bond Funds   Municipal Bond Index
Date               (Class A)               Average               (unmanaged)
--------       -----------------     --------------------   --------------------
12/31/89             9550                   10000                  10000
                     9445.7                 9894                   9952.7
                     9487.14                9978.1                 10041.8
                     9490.04                9953.15                10044.8
                     9340.43                9828.74                9972.06
                     9592.79                10081.3                10189.8
6/30/90              9725.34                10200.3                10279.3
                     9941.08                10390                  10430.9
                     9704.58                10176                  10279.5
                     9650.07                10134.3                10285.4
                     9780.03                10234.6                10471.9
                     10095.4                10468                  10682.5
12/31/90             10116.6                10502.5                10729
                     10286.3                10645.3                10873
                     10272.6                10703.9                10967.6
                     10271.7                10743.5                10971.5
                     10432.2                10911.1                11118
                     10522.1                10996.2                11216.8
6/30/91              10512.2                10985.2                11205.7
                     10667.8                11163.1                11342.2
                     10822.8                11323.9                11491.6
                     10994.9                11493.8                11641.2
                     11110.4                11604.1                11746
                     11121.1                11620.3                11778.7
12/31/91             11365                  11859.7                12031.5
                     11325.1                11794.5                12058.9
                     11353.4                11838.1                12062.8
                     11318.8                11876                  12067.3
                     11391.7                12001.9                12174.7
                     11583.1                12177.1                12318
6/30/92              11817.4                12429.2                12524.6
                     12223.9                12884.1                12900.1
                     12046.9                12688.3                12774.4
                     12088.1                12726.3                12857.9
                     11869.9                12515.1                12731.5
                     12140.5                12821.7                12959.5
12/31/92             12258                  12985.8                13091.9
                     12452                  13145.5                13244.1
                     12929.1                13666.1                13723.1
                     12822.6                13526.7                13578.1
                     12920.2                13675.5                13715.1
                     12949.1                13771.2                13792.2
6/30/93              13163.5                14002.6                14022.5
                     13168.3                13998.4                14040.7
                     13394.7                14303.5                14332.8
                     13549.4                14462.3                14496.2
                     13572.7                14489.8                14523.7
                     13450.1                14327.5                14395.9
12/31/93             13732.3                14628.4                14699.7
                     13865.9                14783.4                14867.2
                     13523.9                14412.4                14482.2
                     12911.2                13763.8                13892.8
                     12935                  13777.6                14010.8
                     13044.2                13912.6                14132.7
6/30/94              12885.8                13815.2                14050.8
                     13142.7                14058.4                14307.9
                     13204.4                14104.8                14352.2
                     12945.4                13834                  14141.3
                     12697.5                13532.4                13889.6
                     12412.1                13164.3                13638.2
12/31/94             12706.5                13528.9                13938.2
                     13060                  13910.5                14336.8
                     13440.2                14358.4                14754
                     13593.2                14480.4                14923.7
                     13604.9                14497.8                14941.6
                     14119                  14964.6                15418.2
6/30/95              13925.1                14764.1                15284.1
                     13990.3                14855.6                15429.3
                     14173.8                15023.5                15625.3
                     14213.2                15101.6                15723.7
                     14529                  15346.3                15951.7
                     14846.5                15640.9                16216.5
12/31/95             14979.7                15802                  16372.2
                     15046.5                15873.1                16496.6
                     14859                  15739.8                16384.4
                     14631.1                15480.1                16174.7
                     14563.4                15415.1                16129.4
                     14590.1                15413.5                16123
6/30/96              14754.4                15576.9                16298.7
                     14888.9                15724.9                16445.4
                     14844                  15687.1                16442.1
                     15104.2                15930.3                16672.3
                     15240.5                16089.6                16860.7
                     15517                  16379.2                17169.2
12/31/96             15430.5                16295.7                17097.1
                     15456                  16290.8                17129.6
                     15607.9                16437.4                17287.2
                     15406.2                16225.4                17057.3
                     15532                  16366.5                17200.6
                     15801.4                16610.4                17460.3
6/30/97              15984.9                16778.2                17647.1
                     16472.8                17289.9                18135.9
                     16267                  17089.3                17965.5
                     16453.2                17284.2                18179.2
                     16568                  17386.1                18295.6
                     16653.3                17481.8                18403.5
12/31/97             16914.2                17759.7                18672.2
                     17118.6                17932                  18864.6
                     17085.6                17924.8                18870.2
                     17097.5                17928.4                18887.2
                     16996.8                17786.8                18802.2
                     17332.8                18106.9                19099.3
6/30/98              17397.8                18175.7                19173.8
                     17402.4                18201.2                19221.7
                     17727.6                18505.1                19519.6
                     17980                  18736.4                19763.6
                     17956.9                18663.4                19763.4
                     18011                  18719.4                19832.6
12/31/98             18080.5                18756.8                19882.2
                     18323.8                18963.1                20118.8
                     18163.7                18855                  20030.3
                     18159                  18853.2                20058.3
                     18200.9                18894.6                20108.5
                     18023.8                18741.6                19991.8
6/30/99              17704.8                18419.2                19704
                     17750.1                18437.6                19774.9
                     17590.6                18194.3                19616.7
                     17589                  18128.8                19624.5
                     17310.3                17829.6                19412.6
                     17557.9                18015.1                19618.4
12/31/99             17405.2                17838.5                19471.2
                     17268                  17703                  19385.5
                     17519.2                17965                  19610.4
                     17950.6                18392.5                20037.9
                     17778.5                18250.9                19919.7
                     17656.2                18115.8                19816.1
6/30/00              18175                  18610.4                20341.2

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)

MOODY'S
BOND                                               PRINCIPAL
RATING                                              AMOUNT
(UNAUDITED)  ISSUER                             (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS -- 8.4%
--------------------------------------------------------------------------------
A3   New York City, NY, Series A,
     6.25% due 8/01/12                              $ 3,200        $  3,383,968
A3   New York City, NY,
     Series B, Unrefunded,
     6.375% due 8/15/11                               1,185           1,254,702
A3   New York City, NY,
     Series F,
     5.25% due 8/01/17                                7,000           6,622,280
A3   New York City, NY,
     Series F, Prerefunded,
     7.65% due 2/01/06                                2,700           2,863,862
Aaa  New York City, NY,
     Series F, Prerefunded,
     8.40% due 11/15/06                               1,825           1,943,881
                                                                   ------------
                                                                     16,068,693
                                                                   ------------
HEALTHCARE -- 4.3%
--------------------------------------------------------------------------------
Aaa  New York State Dormitory Authority,
     North Shore University,
     5.50% due 11/01/12                               2,485           2,542,901
Aaa  New York State Dormitory Authority,
     North Shore University,
     5.50% due 11/01/14                               4,000           4,051,160
Aaa  New York State Dormitory Authority,
     Sloan Kettering Hospital,
     5.50% due 7/01/17                                1,600           1,603,488
                                                                   ------------
                                                                      8,197,549
                                                                   ------------
HOUSING REVENUE -- 11.1%
--------------------------------------------------------------------------------
Aaa  New York State Housing
     Finance Agency, ETM,
     5.875% due 9/15/14                               4,000           4,039,640
Aaa  New York State Housing
     Finance Agency, ETM,
     7.90% due 11/01/06                               5,750           6,422,405
Aa   New York State Mortgage
     Agency Revenue, AMT,
     5.35% due 10/01/18                               3,200           3,004,928
Aa   New York State Mortgage
     Agency Revenue, AMT,
     5.45% due 4/01/18                                1,735           1,675,559
Aa   New York State Mortgage
     Agency Revenue, AMT,
     7.25% due 10/01/07                               6,075           6,288,840
                                                                   ------------
                                                                     21,431,372
                                                                   ------------
POWER REVENUE -- 1.0%
--------------------------------------------------------------------------------
Aa3  Long Island Power Authority,
     NY, Zero Coupon due
     6/01/18                                          3,000           1,050,150
Aaa  Puerto Rico Commonwealth
     Highway Authority,
     5.25% due 7/01/21                                1,000             934,880
                                                                   ------------
                                                                      1,985,030
                                                                   ------------
SALES TAX REVENUE -- 3.3%
--------------------------------------------------------------------------------
Aa3  New York City Transitional,
     NY, Series A,
     5.875% due 11/01/14                              1,000           1,045,460
Aa3  New York City Transitional,
     NY, Series A,
     6.00% due 8/15/15                                5,000           5,266,200
                                                                   ------------
                                                                      6,311,660
                                                                   ------------
STATE AGENCIES -- 23.7%
--------------------------------------------------------------------------------
Aaa  New York State Dormitory
     Authority, City University,
     5.60% due 7/01/10                               10,550          10,802,883
Aaa  New York State Dormitory
     Authority, City University,
     5.75% due 7/01/18                                3,000           3,091,890
Baa1 New York State Dormitory
     Authority, Court Facilities,
     5.25% due 5/15/21                                1,000             922,510
A3   New York State Dormitory
     Authority, Mental Health Services,
     6.50% due 2/15/11                                1,610           1,769,245

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

MOODY'S
BOND                                               PRINCIPAL
RATING                                              AMOUNT
(UNAUDITED)  ISSUER                             (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
Aaa  New York State Dormitory
     Authority, New York University,
     5.75% due 7/01/27                              $ 6,300        $  6,369,174
Aaa  New York State Dormitory
     Authority, Saint Joseph's Hospital,
     5.25% due 7/01/18                                2,000           1,893,080
A3   New York State Dormitory
     Authority, State University,
     5.25% due 5/15/13                                2,030           2,003,732
Aaa  New York State Dormitory
     Authority, State University,
     5.25% due 5/15/14                                3,000           2,919,210
A3   New York State Dormitory
     Authority, State University,
     5.40% due 5/15/23                                1,690           1,578,544
Aaa  New York State Dormitory
     Authority, State University,
     5.75% due 7/01/13                                1,515           1,571,207
Aaa  New York State Dormitory
     Authority, State University,
     6.00% due 7/01/15                                1,160           1,204,208
A3   New York State Local
     Government Assistance, Series A,
     5.25% due 4/01/19                                4,000           3,745,920
A3   New York State Local Government
     Assistance, Series E,
     6.00% due 4/01/14                                2,000           2,129,140
Baa1 New York State Urban Development
     Authority, Correctional Cap,
     5.75% due 1/01/13                                4,250           4,325,438
Baa1 New York State Urban Development
     Authority, Youth Facilities,
     5.875% due 4/01/09                               1,245           1,285,487
                                                                   ------------
                                                                     45,611,668
                                                                   ------------
TRANSPORTATION REVENUE -- 29.3%
--------------------------------------------------------------------------------
Baa1 Metropolitan Transportation Authority, NY,
     6.125% due 4/01/172,000  2,102,300
Baa1 Metropolitan Transportation
     Authority, NY,
     5.50% due 7/01/12                                2,380           2,398,159
Baa1 Metropolitan Transportation
     Authority, NY, Series O,
     5.75% due 7/01/13                                3,000           3,077,340
Aaa  Metropolitan Transportation
     Authority, NY,
     5.125% due 7/01/17                               2,300           2,186,081
Baa1 Metropolitan Transportation
     Authority, NY,
     5.625% due 7/01/25                               1,940           1,900,482
Baa1 Metropolitan Transportation
     Authority, NY,
     5.75% due 7/01/13                                1,000           1,025,780
Aaa  New York City Transportation
     Authority,
     5.625% due 1/01/14                               2,500           2,550,575
Aaa  New York State Thruway Authority,
     6.00% due 4/01/11                                7,415           7,784,119
Aaa  New York State Thruway
     Authority, Series B,
     5.25% due 4/01/14                                3,000           2,956,500
Aaa  New York State Thruway
     Authority, Series C,
     5.25% due 4/01/15                                1,095           1,071,830
Aaa  New York State Thruway
     Authority, Series E,
     5.25% due 1/01/13                                9,275           9,199,594
Aaa  New York State Thruway
     Authority, Series E,
     5.25% due 1/01/15                                4,550           4,455,133
Baa1 New York State Thruway
     Authority, Local Highway, Series B,
     5.25% due 4/01/12                                8,135           7,962,863
Baa1 New York State Thruway
     Authority, Local Highway, Series B,
     5.375% due 4/01/13                               4,370           4,387,699

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 2000
(Unaudited)

MOODY'S
BOND                                               PRINCIPAL
RATING                                              AMOUNT
(UNAUDITED)  ISSUER                             (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
Aaa  Puerto Rico Commonwealth
     Highway Authority,
     5.50% due 7/01/15                              $ 1,000        $  1,029,900
Aaa  Puerto Rico Commonwealth
     Highway Authority,
     6.25% due 7/01/14                                2,000           2,206,860
                                                                   ------------
                                                                     56,295,215
                                                                   ------------

WATER AND SEWER REVENUE -- 8.1%
--------------------------------------------------------------------------------
Aa   New York State
     Environmental Facilities,
     7.00% due 6/15/12                                3,250           3,393,065
Aa   New York State
     Environmental Facilities,
     7.50% due 6/15/12                                3,000           3,063,900
A1   New York State
     Environmental Facilities,
     5.25% due 6/15/13                                3,500           3,477,180
A1   New York State
     Environmental Facilities,
     5.25% due 6/15/14                                3,500           3,445,540
A1   New York State
     Environmental Facilities,
     7.125% due 7/01/12                               2,100           2,162,034
                                                                   ------------
                                                                     15,541,719
                                                                   ------------
OTHER REVENUE -- 8.3%
--------------------------------------------------------------------------------
N/R  New York City Housing
     Development Corp.
     6.10% due 11/01/19                               1,645           1,668,720
N/R  New York City Industrial
     Development Agency,
     College Mount Saint Vincent
     7.00% due 5/01/08                                  710             739,067
A1   New York City Industrial
     Development Agency,
     Terminal Group One, AMT,
     6.00% due 1/15/15                                2,000           2,019,480
N/R  Port Authority of New York and
     New Jersey, Special Obligation,
     6.75% due 10/01/19                              11,250          11,432,813
                                                                   ------------
                                                                     15,860,080
                                                                   ------------
TOTAL MUNICIPAL BONDS
(Identified Cost
$189,201,441)                                                       187,302,986
                                                                   ------------
VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST -- 1.8%
--------------------------------------------------------------------------------
Aaa  New York City, NY, Series B
     4.75% due 10/01/20                               1,500           1,500,000
Aa3  New York City, NY,
     4.55% due 8/01/16                                  900             900,000
Aa2  New York City, NY,
     4.50% due 8/01/23                                  500             500,000
Aa1  New York State Local
     Government Assistance
     4.35% due 4/01/22                                  500             499,985
                                                                   ------------
TOTAL VARIABLE RATE
DEMAND NOTES
AT AMORTIZED COST                                                     3,399,985
                                                                   ------------
TOTAL INVESTMENTS
(Identified Cost
$192,601,426)                                          99.3%        190,702,971
OTHER ASSETS,
LESS LIABILITIES                                        0.7           1,278,006
                                                      -----        ------------
NET ASSETS                                            100.0%       $191,980,977
                                                      -----        ------------


* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

ETM--Escrow to Maturity for timely payment of principal.

AMT--Subject to Alternative Minimum Tax.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000 (Unaudited)
===============================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $192,601,426)   $190,702,971
Interest receivable                                                  3,685,086
Receivable for shares of beneficial interest sold                          191
-------------------------------------------------------------------------------
  Total assets                                                     194,388,248
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    1,048,325
Payable for shares of beneficial interest repurchased                  630,866
Dividends payable                                                      303,682
Payable to the custodian                                               224,861
Payable to affiliate-- Management fees (Note 2)                         59,537
Accrued expenses and other liabilities                                 140,000
-------------------------------------------------------------------------------
  Total liabilities                                                  2,407,271
-------------------------------------------------------------------------------
NET ASSETS                                                        $191,980,977
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $207,239,040
Accumulated net realized loss on investments
and futures transactions                                           (14,118,703)
Unrealized depreciation of investments                              (1,898,455)
Undistributed net investment income                                    759,095
-------------------------------------------------------------------------------
  Total                                                           $191,980,977
===============================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share
($182,280,984/16,582,821 shares outstanding)                            $10.99
Offering Price per share (Note 8)
($10.99 / 0.955)                                                        $11.51*
===============================================================================
CLASS B SHARES (Note 8):
Net Asset Value and offering price per share
($9,699,993/882,936 shares outstanding)                                 $10.99**
===============================================================================
 * Based upon single purchases of less than $25,000
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest                                                             $5,918,156
EXPENSES:
Management fees (Note 2)                              $  770,748
Service fees Class A (Note 3)                            244,663
Service fees Class B (Note 3)                             36,758
Custody and fund accounting fees                          49,759
Transfer agent fees                                       37,128
Legal fees                                                21,798
Audit fees                                                14,700
Shareholder reports                                       11,938
Trustee fees                                              10,450
Miscellaneous                                             29,028
--------------------------------------------------------------------------------
Total expenses                                         1,226,970
Less aggregate amounts waived by Manager (Note 2)       (369,049)
Less fees paid indirectly (Note 1F)                         (350)
--------------------------------------------------------------------------------
Net expenses                                                            857,571
--------------------------------------------------------------------------------
Net investment income                                                 5,060,585
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions                       (3,618,803)
Unrealized appreciation                                               7,238,741
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       3,619,938
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $8,680,523
================================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                    ENDED           YEAR ENDED
                                                JUNE 30, 2000      DECEMBER 31,
                                                 (Unaudited)           1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                            $ 5,060,585       $15,480,394
Net realized loss from investments and
  futures transactions                            (3,618,803)       (5,677,610)
Unrealized appreciation (depreciation)
  of investments                                   7,238,741       (22,044,739)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        8,680,523       (12,241,955)
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                   (4,958,231)      (14,326,411)
Net investment income (Class B)                     (223,209)         (335,151)
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                 (5,181,440)      (14,661,562)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                   5,381,962        34,112,225
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                     4,974,862        14,423,120
Cost of shares repurchased                       (55,549,744)      (257,931,562)
--------------------------------------------------------------------------------
  Total Class A                                  (45,192,920)      (209,396,217)
--------------------------------------------------------------------------------
CLASS B (Note 8)*
Net proceeds from sale of shares                     585,380        13,958,726
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                       169,226           268,729
Cost of shares repurchased                        (1,937,235)       (2,661,645)
--------------------------------------------------------------------------------
  Total Class B                                   (1,182,629)       11,565,810
--------------------------------------------------------------------------------
Net decrease in net assets from
  transactions in shares of
  beneficial interest                            (46,375,549)      (197,830,407)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                       (42,876,466)      (224,733,924)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              234,857,443       459,591,367
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $759,095 and
  $879,950, respectively)                        $191,980,977      $234,857,443
================================================================================
* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                           CLASS A
                         ----------------------------------------------------------------------------
                           SIX MONTHS
                             ENDED                       YEAR ENDED DECEMBER 31,
                         JUNE 30, 2000   ------------------------------------------------------------
                          (Unaudited)      1999        1998        1997       1996      1995
=====================================================================================================
Net Asset Value,
  beginning of period       $  10.79       $  11.69     $  11.42     $ 10.98     $ 11.25     $ 10.09
-----------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income          0.315          0.514        0.487       0.594       0.585       0.607
Net realized and
  unrealized gain
  (loss) on investments        0.155         (0.940)       0.282       0.431      (0.267)      1.153
-----------------------------------------------------------------------------------------------------
    Total from operations      0.470         (0.426)       0.769       1.025       0.318       1.760
-----------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income         (0.270)        (0.474)      (0.499)     (0.585)     (0.588)     (0.600)
-----------------------------------------------------------------------------------------------------
Net Asset Value, end
of period                   $  10.99       $  10.79     $  11.69     $ 11.42     $ 10.98     $ 11.25
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period
  (000's omitted)           $182,281       $224,144     $459,591     $75,978     $82,182     $90,264
Ratio of expenses to
  average net assets            0.80%*         0.80%        0.80%       0.80%       0.80%       0.80%
Ratio of net investment
  income to average
  net assets                    4.95%*         4.40%        4.24%       5.31%       5.34%       5.62%
Portfolio turnover                27%            30%          17%         16%         47%         98%
Total return (A)                4.42%**       (3.73)%       6.89%       9.62%       3.01%      17.89%
-----------------------------------------------------------------------------------------------------

Note: If Agents of the Fund, had not  voluntarily  agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid  indirectly,  the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                 $  0.294       $  0.465     $  0.454     $ 0.540     $ 0.534     $ 0.555
RATIOS:
Expenses to average net
  assets                        1.17%*         1.13%        1.09%       1.28%       1.27%       1.27%
Net investment income to
  average net assets            4.58%*         4.07%        3.95%       4.83%       4.87%       5.15%
=====================================================================================================

*   Annualized
**  Not Annualized
(A) Total return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                             CLASS B
                                                            (Note 8)
                                                --------------------------------
                                                                FOR THE PERIOD
                                                               JANUARY 4, 1999
                                                  SIX MONTHS    (COMMENCEMENT
                                                     ENDED     OF OPERATIONS) TO
                                                JUNE 30, 2000     DECEMBER 31,
                                                 (Unaudited)         1999
================================================================================
Net Asset Value, beginning of period               $ 10.78         $ 11.69
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                0.251           0.412
Net realized and unrealized gain
  (loss) on investments                              0.202          (0.923)
--------------------------------------------------------------------------------
  Total from operations                              0.453          (0.511)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                               (0.243)         (0.399)
--------------------------------------------------------------------------------
Net Asset Value, end of period                     $ 10.99         $ 10.78
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $ 9,700         $10,713
Ratio of expenses to average net assets               1.30%*          1.30%*
Ratio of net investment income to average
  net assets                                          4.45%*          3.90%*
Portfolio turnover                                      27%             30%
Total return                                          4.26%**        (4.45)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

Net investment income per share                    $   0.230       $  0.375
RATIOS:
Expenses to average net assets                          1.67%*         1.63%*
Net investment income to average net assets             4.08%*         3.57%*
================================================================================
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's sub-administrator and distributor.

   The Fund, as of June 30, 2000, offered Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay a higher ongoing service fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended June 30, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $25,686 from sales of Class A shares and $23,715 in deferred sales charges from redemptions of Class B shares (see Note 8).

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $9,528,555, of which $4,822,290 will expire on December 31, 2002 and $4,706,265 which will expire on December 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. DISTRIBUTIONS The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

   E. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

   F. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   G. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   H. FUTURES CONTRACTS The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

   Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $770,748 of which $369,049 was voluntarily waived for the six months ended June 30, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $244,663 for the six months ended June 30, 2000. Under the Class B

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The service fees for Class B shares amounted to $36,758 for the six months ended June 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$54,802,277 and $103,238,300, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                 JUNE 30, 2000      DECEMBER 31,
                                                   (Unaudited)          1999
================================================================================
CLASS A
Shares sold                                          499,697         2,954,505
Shares reinvested                                    460,147         1,274,608
Shares repurchased                                (5,149,973)      (22,787,364)
--------------------------------------------------------------------------------
Class A net decrease                              (4,190,129)      (18,558,251)
================================================================================
CLASS B (Note 8)*
Shares sold                                           54,017         1,207,708
Shares reinvested                                     15,657            24,156
Shares repurchased                                  (180,135)         (238,467)
--------------------------------------------------------------------------------
Class B net increase (decrease)                     (110,461)          993,397
================================================================================
* January 4, 1999 (Commencement of Operations).

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $192,601,426
================================================================================
Gross unrealized appreciation                                      $  2,969,419
Gross unrealized depreciation                                        (4,867,874)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (1,898,455)
================================================================================

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2000, the commitment fee allocated to the Fund was $324. Since the line of credit was established there have been no borrowings.

8. SUBSEQUENT EVENT Effective July 14, 2000, the front-end sales charges on Class A shares were waived. As of that date, Class B shares were no longer offered. All Class B shares were converted to Class A shares without imposition of any contingent deferred sales charge.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**
TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF THE INVESTMENT MANAGER
*** TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds New York Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds New York Tax Free Income Portfolio.

(C)2000 Citicorp            R Printed on recycled paper              CFS/NYI/600

--------------------------------------------------------------------------------

             CitiFunds(R)
----------------------

--------------------------------------------------------------------------------


                                 NATIONAL
                                 TAX FREE
                                     INCOME
                                     PORTFOLIO



SEMI-ANNUAL REPORT
JUNE 30, 2000












   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

TABLE OF CONTENTS
CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     4
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................
Portfolio of Investments                                                       6
 ................................................................................
Statement of Assets and Liabilities                                            8
 ................................................................................
Statement of Operations                                                        8
 ................................................................................
Statement of Changes in Net Assets                                             9
 ................................................................................
Financial Highlights                                                          10
 ................................................................................
Notes to Financial Statements                                                 12
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   While the past six months have been challenging for many types of investments and for many investors, municipal bonds have fared relatively well. A strengthening global economy, rising interest rates and shifting investor sentiment have created wide fluctuations in the prices of most stocks and higher-yielding taxable bonds. While prices of municipal bonds also fluctuated, they responded positively to their own supply-and-demand influences.

   We are pleased to announce that effective July 14, 2000, the front-end sales charge on Class A shares of CitiFunds National Tax Free Income Portfolio is being waived. As of that date, Class B shares are no longer offered. If you are a Class B shareholder, your existing Class B shares have been converted to Class A shares without imposition of any contingent deferred sales charge. It is also important to note that the Class A shares incur lower annual expenses than the Class B shares.

   This report reviews the Fund's investment activities and performance during the six months ended June 30, 2000, and provides a summary of Citibank's perspective on and outlook for the national tax-exempt bond market. Thank you for your continued confidence and participation.

Sincerely,

/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
July 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   ALTHOUGH THE FIRST HALF OF 2000 SAW BOTH ADVANCES AND DECLINES WITHIN THE NATIONAL MUNICIPAL BOND MARKET, overall returns were positive for the reporting period. Rallies during the first quarter and in June offset relative weakness in April and May.

   When the new year began on January 1, 2000, investors were relieved that Y2K had not negatively impacted the U.S. economy. Most investors soon became concerned, however, that unsustainably strong economic growth might rekindle long-dormant inflationary pressures. Consumer spending and borrowing remained high, oil prices were rising, the stock market set new record highs and unemployment remained at record lows. Perhaps most importantly, many investment professionals expressed concern about potential for rising wages in a tight job market. In an attempt to forestall a reacceleration of inflation, the Federal Reserve Board (the "Fed") raised short-term interest rates by three 25-basis point* increments during the reporting period (to 6.50%), causing most bond prices to fall.

   DESPITE THESE NEGATIVE INFLUENCES, THE MUNICIPAL BOND MARKET WAS DRIVEN PRIMARILY BY SUPPLY AND DEMAND INFLUENCES, WHICH WERE GENERALLY POSITIVE. During the first half of 2000, issuance of municipal bonds generally declined approximately 40%, compared to the same period a year ago. On the other hand, demand for tax-exempt bonds remained strong, especially from individual investors seeking a relatively safe, tax-exempt haven for gains that may have been realized in the stock market. With many buyers competing for a limited number of bonds, this supply-and-demand imbalance helped support a rally in municipal bond prices.

   THE FUND BEGAN THE YEAR WITH A MODESTLY DEFENSIVE POSTURE. Because the managers were concerned that rising interest rates might further erode bond prices, the managers reduced the Fund's average duration (i.e., a measure of sensitivity to changing interest rates) toward the short end of its range. This position was designed to help the managers capture higher yields as they became available. When it became apparent during the first quarter that a reduced supply of municipal bonds was likely to support prices, the managers extended the Fund's average duration to the neutral range. Finally, toward the end of the reporting period, the managers further extended the Fund's average duration to the long end of the neutral range. This relatively aggressive stance was intended to help the managers lock in higher yields for a longer period of time.

   The managers also actively managed the mix of bonds in the Fund according to their extensive analysis of prevailing market conditions. In a relatively volatile investment environment, the manager focused primarily on high-quality bonds with maturities in the 10- to 15-year range. Because longer-term bonds provided very little additional yield, the managers did not think it was prudent to assume the additional risk of investing in longer-term bonds. In addition, the managers emphasized bonds that may not be subject to early redemptions over the long term.

* A basis point is .01% or one one-hundredth of a percent.

   LOOKING FORWARD, THE MANAGERS MAINTAIN A POSITIVE LONG-TERM OUTLOOK ON THE MUNICIPAL BOND MARKET. Although the managers believe that further interest rate hikes by the Fed may be likely, the market appears to have already incorporated that possibility into bond prices. The managers have recently seen signs that the U.S. economy may be slowing, suggesting that the Fed's monetary policies may have proven effective.

   Weakness in the stock market has caused demand for municipal bonds to rise, potentially supporting municipal bond prices near current levels. Finally, municipal bonds appear to be attractively valued relative to other fixed-income securities.

FUND FACTS

FUND OBJECTIVE
To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders' investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.

INVESTMENT MANAGER                     DIVIDENDS
Citibank, N.A.                         Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS             CAPITAL GAINS
August 17, 1995                        Distributed semi-annually, if any

NET ASSETS AS OF 6/30/00               BENCHMARKS
Class A Shares                         o Lipper General Municipal
$78.7 million                            Bond Funds Average
Class B Shares                         o Lehman Brothers Municipal 4 Years Plus
$5.4 million                             Bond Index*

* The Lehman Brothers Municipal 4 Years Plus Bond Index is a broad measure of the municipal bond market with maturities of at least four years.

+  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.


PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 2000

           (Figures below represents pie chart in its printed piece)


       CitiFunds  Lipper   Lehman
8/17/95  9550
         9731     10000    10000
         9786     10059    10065
         9986     10215    10223
         10158    10412    10405
12/31/95 10260    10529    10513
         10352    10580    10593
         10230    10497    10514
         10019    10329    10366
         9965     10280    10332
         9930     10284    10326
6/30/96  10075    10381    10444
         10190    10472    10544
         10164    10466    10539
         10330    10617    10696
         10447    10732    10824
         10656    10920    11034
12/31/96 10600    10873    10981
         10625    10873    10998
         10723    10968    11106
         10573    10825    10945
         10682    10914    11042
         10844    11070    11219
6/30/97  11027    11194    11346
         11432    11530    11687
         11300    11394    11564
         11475    11254    11710
         11534    11324    11788
         11593    11389    11862
12/31/97 11814    11570    12051
         11992    11679    12183
         11986    11672    12183
         12068    11674    12192
         12041    11602    12129
         12277    11790    12337
6/30/98  12371    11829    12386
         12388    11846    12415
         12627    12030    12622
         12879    12173    12795
         12885    12128    12782
         12936    12164    12829
12/31/98 13001    12185    12861
         13202    12321    13024
         13071    12242    12951
         13067    12243    12970
         13096    12271    13001
         12965    12174    12911
6/30/99  12728    11962    12698
         12758    11980    12742
         12637    11830    12622
         12621    11798    12618
         12436    11617    12448
         12603    11732    12600
12/31/99 12499    11614    12486
         12430    11520    12412
         12587    11673    12580
         12901    11938    12902
         12807    11856    12749
         12701    11767    12665
6/30/00  13030    12069    13042


* Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                                                              SINCE
ALL PERIODS ENDING JUNE 30, 2000                         SIX       ONE        8/17/95
(Unaudited) (See Note 8)                              MONTHS**    YEAR     (INCEPTION)*
=======================================================================================

CitiFunds National Tax Free Income Portfolio (Class A)
   without sales charge                                  4.25%       2.37%      6.58%
Lipper General Municipal Bond Funds Average              3.95%       0.98%      3.97%+
Lehman Brothers Municipal 4 Years Plus
   Bond Index                                            4.45%       2.71%      5.65%+
CitiFunds National Tax Free Income Portfolio (Class A)
   with a maximum sales charge
   of  4.50%                                           (0.44)%     (2.24)%      5.58%
CitiFunds National Tax Free Income Portfolio (Class B)
   without deferred sales charge                         3.99%       1.96%    (0.45)%#
Lipper General Municipal Bond Funds Average              3.95%       0.98%    (0.64)%++
Lehman Brothers Municipal 4 Years Plus
   Bond Index                                            4.45%       2.71%      0.94%++
CitiFunds National Tax Free Income Portfolio (Class B)
   with a maximum deferred sales
   charge of 4.50%                                     (0.69)%     (2.63)%    (3.49)%#


 * Average Annual Total Return
** Not Annualized
 + From 8/31/95
++ From 12/31/98
 # Commencement of Operations 1/4/99

30-Day SEC Yield Class A 4.54%     Income Dividends Per Share Class A     $0.252
30-Day SEC Yield Class B 4.08%     Income Dividends Per Share Class B     $0.226

GROWTH OF A $10,000 INVESTMENT
A $10,000 investment in the Fund made on inception date would have grown to $13,030, including the maximum sales charge (as of 6/30/00). The graph shows how the Fund compares to its benchmark for the same period.


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)

MOODY'S
BOND                              PRINCIPAL
RATING                             AMOUNT
(UNAUDITED)   ISSUER           (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.4%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS -- 23.4%
--------------------------------------------------------------------------------
Aaa  El Paso County,
       Colorado, School District,
       6.375% due
       12/01/17                    $ 1,025  $  1,088,591
Aaa  Ennis, Texas School
       District, Zero
       Coupon due
       8/15/19                       2,835       869,778
Aaa  Ennis, Texas, School
       District, Zero
       Coupon due
       8/15/21                       1,250       326,100
Aaa  Fort Worth, Texas,
       School District,
       5.75% due 2/15/12             3,080     3,192,512
Aaa  Georgia State, 5.75%
       due 9/01/11                   2,510     2,653,848
Aaa  Georgia State, 5.80%
       due 11/01/16                  1,605     1,677,466
Aa3  Massachusetts State,
       6.00% due 6/01/15             2,000     2,086,320
Aa3  Massachusetts State,
       6.00% due 2/01/14             3,900     4,096,014
A3   New York, New York,
       6.125% due
       11/15/14                      1,500     1,599,330
Aaa  Northside, Texas,
       School District,
       6.00% due 8/15/16             1,150     1,192,251
Aaa  North Slope Boro,
       Alaska, Zero Coupon
       due 6/30/09                   1,500       931,035
                                            ------------
                                              19,713,245
                                            ------------

EDUCATION -- 8.9%
--------------------------------------------------------------------------------
Aaa  ABC California Union
       School District, Zero
       Coupon due 8/01/17             750      283,568
Aaa  California Educational
       Facility Authority
       Revenue, Zero
       Coupon due
       10/01/18                     2,810      939,102
Aaa  Chicago, Illinois, Board of
       Education, Zero
       Coupon due
       12/01/14                     2,000      882,740
Aaa  Pennsylvania State
       Higher Education
       Authority, 6.125%
       due 12/15/17                 1,300    1,356,485
Aa1  University of Texas
       Revenue, 5.375%
       due 8/15/17                 $3,000   $2,939,040
Aa1  University of Texas
       Revenue, 5.75%
       due 8/15/15                  1,045    1,071,731
                                            ----------
                                             7,472,666
HOUSING -- 7.9%
--------------------------------------------------------------------------------
Aa2  Colorado Housing
       Finance Authority,
       6.60% due 5/01/28            1,000    1,039,130
Aa2  Colorado Housing
       Finance Authority,
       6.55% due 5/01/25              985    1,034,595
Aa2  Connecticut State
       Housing and Finance
       Corp., 5.95%
       due 5/15/17                  2,000    2,032,420
Aa   Georgia State Housing
       and Finance Corp.,
       4.65% due 12/01/20           1,435    1,396,413
Aaa  New Jersey State
       Housing Finance
       Authority, 4.75%
       due 10/01/17                 1,135    1,106,761
                                            ----------
                                             6,609,319
                                            ----------
POWER REVENUE -- 2.5%
--------------------------------------------------------------------------------
Aaa  Sikeston, Missouri
       Electrical Revenue,
       6.00% due 6/01/14            2,000    2,142,500
                                            ----------

STATE AGENCIES -- 4.8%
--------------------------------------------------------------------------------
Baa1 New York State
       Dormitory Authority,
       5.375% due 7/01/14           1,000      978,370
A3   New York State
       Dormitory Authority,
       5.625% due 5/15/13           3,020    3,042,076
                                            ----------
                                             4,020,446
                                            ----------
TRANSPORTATION REVENUE -- 34.8%
--------------------------------------------------------------------------------
Baa2 Alliance, Texas,
       Airport Authority Inc.,
       6.375% due 4/01/21           2,750    2,695,495
Baa1 Dallas/Fort Worth,
       Texas, International
       Airport Revenue,
       6.00% due 11/01/14           2,050    1,990,447

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)

MOODY'S
BOND                                 PRINCIPAL
RATING                                 AMOUNT
(UNAUDITED)   ISSUER               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
Baa1 Dallas/Fort Worth,
       Texas, International
       Airport Revenue,
       7.25% due 11/01/30          $     1,000    $ 1,014,230
Baa3 Kenton County,
       Kentucky, Airport
       Authority, 6.125%
       due 2/01/22                       1,075        998,019
Baa3 Kenton County,
       Kentucky, Airport
       Authority, 7.125%
       due 2/01/21                       1,250      1,266,925
Aaa  Massachusetts Bay
       Transportation
       Authority, 5.50%
       due 3/01/13                       1,685      1,721,902
Aaa  Massachusetts Bay
       Transportation
       Authority, 5.50%
       due 3/01/14                       5,000      5,076,450
Aaa  Massachusetts Bay
       Transportation
       Authority, 5.50%
       due 3/01/15                       2,500      2,535,025
Aaa  Metropolitan Transit
       Authority, New York,
       6.125% due 4/01/17                1,000      1,051,150
Aaa  Miami, Dade County,
       Florida, Expressway
       Authority, 6.00%
       due 7/01/13                       1,500      1,590,435
Aaa  New Jersey Economic
       Development
       Authority, 5.75%
       due 5/01/13                       3,000      3,108,840
Aaa  Regional Transportation
       Authority of Illinois,
       5.75% due 6/01/14                 4,010      4,157,688
Aaa  Regional Transportation
       Authority of Illinois,
       5.75% due 6/01/15                 2,000      2,054,400
                                                  -----------
                                                   29,261,006
                                                  -----------
WATER AND SEWER REVENUE -- 11.1%
--------------------------------------------------------------------------------
Aaa  Chicago, Illinois
       Wastewater Revenue,
       6.00% due 1/01/15                 1,000      1,034,600
Aaa  Lower Colorado River
       Authority Revenue,
       5.75% due 4/15/12                 1,550      1,605,320
Aaa  Lower Colorado River
       Authority Revenue,
       6.00% due 4/15/13                 3,000      3,161,760
Aaa  Pueblo, Colorado,
       Waterworks
       Revenue, 6.00%
       due 11/01/15                      1,165      1,214,955
Aaa  Kansas State,
       Development Finance
       Authority, 5.75%
       due 4/01/14                       2,280      2,354,579
                                                  -----------
                                                    9,371,214
                                                  -----------
MISCELLANEOUS-- 4.0%
--------------------------------------------------------------------------------
Aaa  Brazos River, Texas,
       Authority Revenue,
       4.90% due 10/01/15                2,000      1,839,760
Aaa  New Jersey Sports &
       Exposition Authority
       Contractors,
       6.00% due 3/01/15                 1,500      1,563,450
                                                  -----------
                                                    3,403,210
                                                  -----------
TOTAL MUNICIPAL BONDS
  (Identified Cost $82,063,445)                    81,993,606
                                                  -----------
VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST -- 2.0%
--------------------------------------------------------------------------------
VMIG-1 East Baton Rouge
       Parish, Louisiana, 4.60%
       due 12/01/28                        400        400,000
VMIG-1 Harris County,
       Texas, Health Facility
       Development 4.60%
       due 8/15/27                       1,000      1,000,000
VMIG-1 New York, New York,
       4.75% due 8/15/20                   300        300,000
                                                  -----------
TOTAL VARIABLE RATE
  DEMAND NOTES
  AT AMORTIZED COST                                 1,700,000
                                                  -----------
TOTAL INVESTMENTS
(Identified Cost
$83,763,445)                              99.4%    83,693,606
OTHER ASSETS,
   LESS LIABILITIES                        0.6        463,440
                                         -----    -----------
NET ASSETS                               100.0%   $84,157,046
                                         =====    ===========

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $83,763,445)      $ 83,693,606
Cash                                                                      40,171
Interest receivable                                                    1,130,831
--------------------------------------------------------------------------------
Total assets                                                          84,864,608
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    456,124
Dividends payable                                                        123,128
Payable to affiliate--Management fee (Note 2)                             23,149
Accrued expenses and other liabilities                                   105,161
--------------------------------------------------------------------------------
Total liabilities                                                        707,562
--------------------------------------------------------------------------------
NET ASSETS                                                          $ 84,157,046
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 94,810,472
Unrealized depreciation of investments                                   (69,839)
Accumulated net realized loss on investments                         (10,774,244)
Undistributed net investment income                                      190,657
--------------------------------------------------------------------------------
Total                                                                $84,157,046
================================================================================
COMPUTATION OF CLASS A SHARES:
Net Asset Value per share ($78,718,045/7,333,579 shares outstanding)      $10.73
Offering Price per share (Note 8) ($10.73 O 0.955)                        $11.24*
================================================================================
CLASS B SHARES (Note 8):
Net Asset Value and offering price per share ($5,439,001/506,815
  shares outstanding)                                                     $10.73**
================================================================================
 * Based upon single purchases of less than $25,000.
** Redemption  price per share is equal to net asset value less any  applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME  (Note 1B):
Interest                                                             $ 2,657,615
EXPENSES:
Management fees (Note 2)                                $ 355,076
Service fees Class A (Note 3)                             111,138
Service fees Class B (Note 3)                              21,661
Transfer agent fees                                        36,108
Custody and fund accounting fees                           27,614
Legal fees                                                 23,048
Audit fees                                                 15,550
Shareholder reports                                        13,972
Trustee fees                                                4,305
Miscellaneous                                              23,478
--------------------------------------------------------------------------------
Total expenses                                            631,950
Less aggregate amounts waived by the Manager (Note 2)    (234,518)
Less fees paid indirectly (Note 1E)                          (477)
--------------------------------------------------------------------------------
Net expenses                                                             396,955
--------------------------------------------------------------------------------
Net investment income                                                  2,260,660
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                          (2,566,165)
Unrealized appreciation                                                4,121,826
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        1,555,661
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 3,816,321
================================================================================

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                               JUNE 30, 2000        YEAR ENDED
                                                 (Unaudited)    DECEMBER 31, 1999
=================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $ 2,260,660       $  7,776,994
Net realized loss on investment transactions       (2,566,165)        (8,208,079)
Unrealized appreciation (depreciation) of
  investments                                       4,121,826         (5,867,827)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,816,321         (6,298,912)
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                    (2,149,080)        (7,347,895)
Net investment income (Class B)                      (124,816)          (231,920)
Net realized gains (Class A)                               --           (145,071)
Net realized gains (Class B)                               --             (6,581)
--------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                     (2,273,896)        (7,731,467)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                    1,283,313         31,526,984
Net asset value of shares issued to shareholders
  from reinvestment of dividends                    2,180,645          7,492,966
Cost of shares repurchased                        (32,647,756)      (178,624,173)
--------------------------------------------------------------------------------
  Total Class A                                   (29,183,798)      (139,604,223)
--------------------------------------------------------------------------------
CLASS B (Note 8)*
Net proceeds from sale of shares                       61,677          9,488,937
Net asset value of shares issued to shareholders
  from reinvestment of dividends                        8,663            188,257
Cost of shares repurchased                         (1,763,946)        (2,087,847)
--------------------------------------------------------------------------------
Total Class B                                      (1,603,606)         7,589,347
--------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                (30,787,404)      (132,014,876)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                        (29,244,979)      (146,045,255)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               113,402,025        259,447,280
--------------------------------------------------------------------------------
End of period (including undistributed net
  investment income of $190,657 and $203,893,
  respectively)                                  $ 84,157,046      $ 113,402,025
================================================================================
* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                       CLASS A
                           -------------------------------------------------------------------
                                                                              AUGUST 17, 1995
                            SIX MONTHS                                        (COMMENCEMENT
                                ENDED        YEAR ENDED DECEMBER 31,         OF OPERATIONS) TO
                           JUNE 30, 2000   ----------------------------------  DECEMBER 31,
                            (Unaudited)    1999    1998      1997      1996        1995
----------------------------------------------------------------------------------------------
Net Asset Value, beginning
  of period                   $ 10.54   $ 11.43   $ 10.92   $ 10.34   $ 10.55     $ 10.00
----------------------------------------------------------------------------------------------
Income From Operations:
Net investment income           0.275     0.469     0.524     0.564     0.562       0.187
Net realized and unrealized
  gain (loss) on investments    0.167    (0.900)    0.549     0.586    (0.232)      0.551
----------------------------------------------------------------------------------------------
Total from operations           0.442    (0.431)    1.073     1.150     0.330       0.738
----------------------------------------------------------------------------------------------
Less Dividends From:
Net investment income          (0.252)   (0.450)   (0.540)   (0.570)   (0.540)     (0.188)
Net realized gain on
  investments                      --    (0.009)   (0.023)       --        --         --
----------------------------------------------------------------------------------------------
Total from distributions       (0.252)   (0.459)   (0.563)   (0.570)   (0.540)     (0.188)
----------------------------------------------------------------------------------------------
Net Asset Value, end of
  period                      $ 10.73   $ 10.54   $ 11.43   $ 10.92   $ 10.34     $ 10.55
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's omitted)               $78,718  $106,449  $259,447   $ 1,917   $ 2,060      $1,306
Ratio of expenses to average
  net assets (A)                 0.80%*    0.81%        0%     0.14%        0%          0%
Ratio of expenses to average
  net assets after fees paid
  indirectly (A)                 0.80%*    0.80%        0%        0%        0%          0%
Ratio of net investment income
  to average net assets          4.76%*    4.14%     4.49%     5.45%     5.42%       5.20%*
Portfolio turnover                 37%      112%       57%       55%       52%          0%
Total return (B)                 4.25%**  (3.86)%   10.05%    11.45%     3.31%       7.43%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses and had expenses been limited to that required by certain state securities law in 1995, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
(loss) per share               $0.245    $0.424    $0.364   $(0.229)  $(0.291)     $0.098
RATIOS:
Expenses to average net assets   1.30%*    1.20%     1.37%     7.66%     8.23%       2.50%*
Net investment income (loss)
  to average net assets          4.26%*    4.55%     3.12%    (2.21)%   (2.81)%      2.70%*
==============================================================================================

 *  Annualized
**  Not annualized
(A) The expense ratios for the period ended December 31, 1995 and the years thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
(B) Total return does not include the maximum sales charge of 4.50%, effective January 4, 1999.


See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                                         (Note 8)
--------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                SIX MONTHS     JANUARY 4, 1999
                                                   ENDED        (COMMENCEMENT
                                               JUNE 30, 2000  OF OPERATIONS) TO
                                                (Unaudited)    DECEMBER 31, 1999
================================================================================
Net Asset Value, beginning of period             $ 10.54            $11.43
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                              0.232             0.385
Net realized and unrealized
  gain (loss) on investments                       0.184            (0.889)
--------------------------------------------------------------------------------
Total from operations                              0.416            (0.504)
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                             (0.226)           (0.377)
Net realized gains on investments                     --            (0.009)
--------------------------------------------------------------------------------
Total from distributions                          (0.226)           (0.386)
--------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 10.73            $10.54
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                $ 5,439            $6,953
Ratio of expenses to average
  net assets                                        1.30%*            1.30%*
Ratio of net investment income to
  average net assets                                4.26%*            3.64%*
Portfolio turnover                                    37%              112%
Total return                                        3.99%**         (4.49)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                  $ 0.204           $ 0.343
RATIOS:
Expenses to average net assets                      1.80%*            1.70%*
Net investment income to average net assets         3.76%*            3.24%*
================================================================================

 * Annualized
** Not annualized

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds National Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's sub-administrator and distributor.

   The Fund, as of June 30, 2000, offered Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay a higher ongoing service fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the period ended June 30, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $9,490 from sales of Class A shares and $2,326 in deferred sales charges from redemptions of Class B shares (see note 8).

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $7,307,332 which will expire on December 31, 2007.

   D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

   E. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

   F. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

   H. Futures Contracts The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.
   Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $355,076, of which $234,518 was voluntarily waived for the six months ended June 30, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $111,138 for the six months ended June 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The service fees for Class B shares amounted to $21,661 for the six months ended June 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$34,577,137 and $69,056,322, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                 SIX MONTHS ENDED
                                                  JUNE 30, 2000        YEAR ENDED
                                                   (Unaudited)     DECEMBER 31, 1999
====================================================================================
CLASS A
Shares sold                                           121,887              2,787,001
Shares issued to shareholders from
  reinvestment of distributions                       206,176                682,352
Shares repurchased                                 (3,090,467)           (16,078,135)
------------------------------------------------------------------------------------
  Class A net decrease                             (2,762,404)           (12,608,782)
====================================================================================
CLASS B*
Shares sold                                             5,516                835,142
Shares issued to shareholders from
  reinvestment of distributions                         9,336                 17,284
Shares repurchased                                   (167,966)              (192,497)
------------------------------------------------------------------------------------
  Class B net increase (decrease)                    (153,114)               659,929
====================================================================================
* January 4, 1999 (Commencement of Operations).

6. FEDERAL  INCOME TAX BASIS OF  INVESTMENTS  The cost and  unrealized  appreciation
(depreciation)  in value of the  investment  securities  owned at June 30, 2000,  as computed on a federal income tax basis, are as follows:

Aggregate cost                                                          $ 83,763,445
====================================================================================
Gross unrealized appreciation                                           $    932,660
Gross unrealized depreciation                                             (1,002,499)
------------------------------------------------------------------------------------
Net unrealized depreciation                                             $    (69,839)
====================================================================================

7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2000, the commitment fee allocated to the Fund was $236. Since the line of credit was established there have been no borrowings.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


8. SUBSEQUENT EVENT Effective July 14, 2000, the front-end sales charges on Class A shares were waived. As of that date, Class B shares were no longer offered. All Class B shares were converted to Class A shares without imposition of any contingent deferred sales charge.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF THE INVESTMENT MANAGER
***TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------






















This report is prepared for the information of shareholders of CitiFunds National Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds National Tax Free Income Portfolio.
(C)2000 Citicorp      [Recycled Logo]R Printed on recycled paper     CFS/NAT/600

  CITIFUNDS(r)
-----------

CALIFORNIA
TAX FREE
         INCOME
         PORTFOLIO



SEMI-ANNUAL REPORT

JUNE 30, 2000



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            8
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   While the past six months have been challenging for many types of investments and for many investors, municipal bonds have fared relatively well. A strengthening global economy, rising interest rates and shifting investor sentiment have created wide fluctuations in the prices of most stocks and higher-yielding taxable bonds. While prices of municipal bonds also fluctuated, they responded positively to their own supply-and-demand influences.

   We are pleased to announce that, effective July 14, 2000, the front-end sales charge on Class A shares of CitiFunds California Tax Free Income Portfolio is being waived. As of that date, Class B shares are no longer offered. If you are a Class B shareholder, your existing Class B shares have been converted to Class A shares without imposition of any contingent deferred sales charge. It is also important to note that the Class A shares incur lower annual expenses than the Class B shares.

   This report reviews the Fund's investment activities and performance during the six months ended June 30, 2000 and provides a summary of Citibank's perspective on and outlook for the California tax-exempt bond market. Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge

Philip W. Coolidge
President
July 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

     ALTHOUGH THE FIRST HALF OF 2000 SAW BOTH ADVANCES AND DECLINES WITHIN CALIFORNIA'S MUNICIPAL BOND MARKET, overall returns were positive for the reporting period. Rallies during the first quarter and in June offset relative weakness in April and May.

     When the new year began on January 1, 2000, investors were relieved that Y2K had not negatively impacted the U.S. economy. Most investors soon became concerned, however, that unsustainably strong economic growth might rekindle long-dormant inflationary pressures. Consumer spending and borrowing remained high, oil prices were rising, the stock market set new record highs and unemployment remained at record lows. Perhaps most importantly, many investment professionals expressed concern about potential for rising wages in a tight job market. In an attempt to forestall a reacceleration of inflation, the Federal Reserve Board (the "Fed") raised short-term interest rates in three 25 basis point* increments during the reporting period (to 6.50%), causing most bond prices to fall.

     DESPITE THESE NEGATIVE INFLUENCES, THE MUNICIPAL BOND MARKET WAS DRIVEN PRIMARILY BY SUPPLY AND DEMAND INFLUENCES, WHICH WERE GENERALLY POSITIVE. During the first half of 2000, issuance of municipal bonds in California declined sharply compared to the same period a year ago. On the other hand, demand for municipal bonds remained strong, especially from individual investors seeking a relatively safe, tax-exempt haven for wealth created in Silicon Valley and gains that may have been realized in the stock market. With many buyers competing for a limited number of bonds, this supply-and-demand imbalance helped support a rally in municipal bond prices.

     THE FUND BEGAN THE YEAR WITH A MODESTLY DEFENSIVE POSTURE. Because the Fund's managers were concerned that rising interest rates might result in a further decline in bond prices, they had reduced the Fund's average duration (i.e., a measure of sensitivity to changing interest rates) toward the short end of its range. This position was designed to help the managers capture higher yields quickly as they became available. When it became apparent during the first quarter that a reduced supply of municipal bonds was likely to support prices, the managers extended the Fund's average duration to the neutral range. Finally, toward the end of the reporting period, the managers further extended the Fund's average duration to the long end of the neutral range. This slightly aggressive stance was intended to help the managers lock in prevailing high yields for a longer period of time.

     Management also actively managed the mix of bonds in the Fund according to their extensive analysis of prevailing market conditions. DURING A PERIOD OF INCREASED VOLATILITY, THE MANAGERS FOCUSED PRIMARILY ON HIGH-QUALITY BONDS WITH MATURITIES IN THE 10- TO 15-YEAR RANGE. Because longer-term bonds provided little additional yield, the managers did not think it was prudent to assume the additional risks of investing in longer-term bonds. In addition, the managers emphasized bonds that may not be subject to early redemptions over the long term.

* A basis point is .01% or one one-hundredth of a percent.

     LOOKING FORWARD, THE MANAGERS MAINTAIN A POSITIVE LONG-TERM OUTLOOK FOR THE CALIFORNIA MUNICIPAL BOND MARKET. Although the managers believe that further interest rate hikes may be likely, the municipal bond market appears to have already incorporated that possibility into bond prices. The managers have recently seen signs that the U.S. economy may be slowing, suggesting that the Fed's monetary policies may have proven effective.

     Weakness in the stock market has caused increased demand for municipal bonds, potentially supporting municipal bond prices near current levels. Finally, California municipal bonds appear to be competitively valued relative to other bond sectors.

FUND FACTS

FUND OBJECTIVE

To generate high levels of current income exempt from federal and California State personal income taxes and preserve the value of its shareholders' investment.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
November 2, 1998                         Distributed semi-annually, if any

NET ASSETS AS OF 6/30/00                 BENCHMARKS
Class A Shares                           o Lipper California State Municipal
$23.2 million                              Bond Funds Average
Class B Shares                           o Lehman Brothers California
$0.9 million                               4 Years Plus Bond Index*

* The Lehman Brothers California 4 Years Plus Bond Index is a broad measure of the California municipal bond market with maturities of at least four years.

+  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 2000

[BAR CHART OMITTED]

* Short-Term                        3%
  Housing Revenue                  15%
  General Obligation Bonds         12%
  State Agencies                    4%
  Redevelopment                     1%
  Utilities                        17%
  Transportation Revenue           13%
  Education                        35%

* Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
ALL PERIODS ENDING JUNE 30, 2000                  SIX      ONE       11/2/98
(Unaudited) (See Note 9)                        MONTHS**   YEAR    (INCEPTION)*
--------------------------------------------------------------------------------

CitiFunds California Tax Free Income
  Portfolio (Class A) without sales charge       5.58%     5.01%      2.48%
Lipper California State Municipal Bond
  Funds Average                                  4.95%     1.35%      (0.05)%
Lehman Brothers California 4 Years Plus
  Bond Index                                     5.45%     2.93%      1.26%
CitiFunds California Tax Free Income
  Portfolio (Class A)
with a maximum sales charge of 4.50%             0.83%     0.29%      (0.32)%
CitiFunds California Tax Free Income
  Portfolio (Class B) without deferred
  sales charge                                   5.32%     4.48%      1.29%#
Lipper California State Municipal Bond
  Funds Average                                  4.95%     1.35%      (0.33)%
Lehman Brothers California 4 Years Plus
  Bond Index                                     5.45%     2.93%      1.07%
CitiFunds California Tax Free Income
  Portfolio (Class B) with a maximum
  deferred sales charge of 4.50%                 0.58%     (0.22)%    (1.79)%#

 * Average Annual Total Return
** Not Annualized
 + From 10/31/98
++ From 12/31/98
 # Commencement of Operations 1/4/99

30-Day SEC Yield  Class A  4.52%     Income Dividends Per Share  Class A  $0.220
30-Day SEC Yield  Class B  4.00%     Income Dividends Per Share  Class B  $0.196

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have been $9,947, including the maximum sales charge (as of 6/30/00). The graph shows how the Fund compares to its benchmark for the same period.

[The following table represents a line chart in the printed piece.]

                     CitiFunds                                 Lehman Brothers
                     California             Lipper                California
                  Tax Free Income      California State          4 Years Plus
                     Portfolio          Municipal Bond            Bond Index
 Date                (Class A)          Funds Average            (unmanaged)
-------           ---------------      ----------------        ---------------

11/2/98               9550                  10000                  10000
11/30/98              9655.05               10042                  10044
12/31/98              9666.17               10043                  10050
1/31/99               9816.82               10153.5                10172.6
2/28/99               9740.02               10100.7                10135
3/31/99               9761.76               10114.8                10164.4
4/30/99               9757.63               10126                  10168.5
5/31/99               9640.4                10043.9                10089.1
6/30/99               9472.15               9868.16                9920.65
7/31/99               9500.94               9880                   9952.4
8/31/99               9441.69               9744.64                9827
9/30/99               9479.45               9730.03                9839.77
10/31/99              9360.98               9547.1                 9682.34
11/30/99              9481.32               9635.89                9801.43
12/31/99              9420.63               9525.08                9682.83
1/31/00               9393.55               9449.83                9639.26
2/29/00               9577.23               9608.59                9810.84
3/31/00               9812.93               9865.14                10087.5
4/30/00               9713.99               9770.43                9923.08
5/31/00               9677.26               9711.81                9897.28
6/30/00               9946.75               9996.36                10211

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions are reinvested at Net Asset Value. Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)


MOODY'S
BOND                                               PRINCIPAL
RATING                                              AMOUNT
(UNAUDITED)  ISSUER                               (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.6%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS -- 12.5%
--------------------------------------------------------------------------------
Aa3  California State,
     6.05% due 2/01/14                                 $  500        $   500,310
Aa3  Los Angeles, California,
     5.375% due 9/01/15                                 1,230          1,239,004
Aaa  Puerto Rico Commonwealth,
     6.25% due 7/01/12                                  1,150          1,275,143
                                                                     -----------
                                                                       3,014,457
                                                                     -----------
EDUCATION -- 34.5%
--------------------------------------------------------------------------------
Aaa  ABC, California University
     School District, Zero Coupon
     due 8/01/17                                          250             94,522
Aaa  Duarte, California University
     School District, Zero Coupon
     due 11/01/16                                         725            290,660
Aaa  Glendale, California University
     School District, 5.75%
     due 9/01/13                                        1,000          1,056,620
Aaa  Jefferson, California University
     High School District, 6.25%
     due 8/01/20                                        1,000          1,091,700
Aaa  Los Angeles, California University
     School District, 5.50%
     due 7/01/17                                        1,000          1,003,800
Aaa  Placer, California University
     High School District, 6.00%
     due 8/01/14                                          250            266,928
Aaa  Pomona, California University
     School District, 6.25%
     due 2/01/15                                          445            489,900
Aaa  Pomona, California University
     School District, 6.30%
     due 2/01/16                                          480            530,971
Aaa  Pomona, California University
     School District, 6.50%
     due 8/01/19                                        2,075          2,287,044
Aaa  San Bernardino, California
     University School District, 5.625%
     due 8/01/15                                          625            641,650
Aaa  Union, California Elementary
     School District, Zero Coupon
     due 9/01/16                                        1,400            566,538
                                                                     -----------
                                                                       8,320,333

HOUSING -- 15.1%
--------------------------------------------------------------------------------
Aaa  California Housing
     Finance Agency,
     AMT, 5.50% due
     8/01/11                                              295            301,817
Aaa  California Housing
     Finance Agency,
     AMT, 5.95% due
     8/01/11                                              200            205,924
Aaa  California Housing
     Finance Agency,
     AMT, 5.85% due
     8/01/17                                            1,000          1,005,300
Aaa  California Rural Home
     Mortgage Finance,
     6.35% due
     12/01/29                                           1,000          1,060,950
Aaa  Tri City, California
     Housing Finance Agency,
     6.45% due 12/01/28                                 1,045          1,067,802
                                                                     -----------
                                                                       3,641,793

REDEVELOPMENT -- 0.7%
--------------------------------------------------------------------------------
Aaa  California Educational
     Facilities Authority
     Revenue, Zero Coupon
     due 10/01/18                                         500            167,100

STATE AGENCIES -- 4.2%
--------------------------------------------------------------------------------
Aaa  Puerto Rico Municipal
     Finance Agency, 5.50%
     due 7/01/17                                        1,000          1,003,510
                                                                     -----------

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)


MOODY'S
BOND                                               PRINCIPAL
RATING                                              AMOUNT
(UNAUDITED)  ISSUER                               (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
TRANSPORTATION REVENUE -- 13.0%
--------------------------------------------------------------------------------
Aaa  Intermodal Container
     Transfer, 5.75% due
     11/01/14                                          $2,000        $ 2,118,260
Aaa  Puerto Rico Commonwealth
     Highway & Transportation,
     5.50% due 7/01/15                                  1,000          1,029,900
                                                                     -----------
                                                                       3,148,160

UTILITIES -- 16.6%
--------------------------------------------------------------------------------
Aaa  Fresno, California,
     Sewer Revenue, 6.25%
     due 9/01/14                                        1,000          1,113,780
Aaa  Puerto Rico Commonwealth
     Aqueduct & Sewer,
     6.25% due 7/01/13                                  1,500          1,660,845
Aaa  Sacramento County, California
     Sanitation District, 6.00% due
     12/01/14                                             250            266,363
Aaa  San Diego County,
     California Water
     Revenue, 5.75% due
     5/01/12                                              910            973,636
                                                                     -----------
                                                                       4,014,624

TOTAL MUNICIPAL BONDS
  (Identified Cost $22,779,779)                                       23,309,977
                                                                     -----------

VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST -- 1.6%
--------------------------------------------------------------------------------
VMIG-1  Southern California,
        Public Power Transmission
        Revenue, 4.25%
        due 7/01/23                                       400            400,000
                                                                     -----------

TOTAL INVESTMENTS
  (Identified Cost
$23,179,779)                                             98.2%        23,709,977
OTHER ASSETS,
   LESS LIABILITIES                                       1.8            430,053
                                                       ------        -----------
NET ASSETS                                              100.0%       $24,140,030
                                                       ======        ===========

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

AMT--Subject to Alternative Minimum Tax

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
STATEMENTOFASSETSAND LIABILITIES

JUNE 30, 2000(Unaudited)
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $23,179,779)   $ 23,709,977
Cash                                                                    1,412
Interest receivable                                                   478,459
Receivable from the Administrator                                      58,641
--------------------------------------------------------------------------------
  Total assets                                                     24,248,489
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      27,041
Payable for shares of beneficial interest repurchased                  11,261
Accrued expenses and other liabilities                                 70,157
--------------------------------------------------------------------------------
  Total liabilities                                                   108,459
--------------------------------------------------------------------------------
NET ASSETS                                                       $ 24,140,030
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 27,620,117
Unrealized appreciation                                               530,198
Accumulated net realized loss on investments                       (4,010,285)
--------------------------------------------------------------------------------
  Total                                                          $ 24,140,030
--------------------------------------------------------------------------------
COMPUTATION OF CLASS A SHARES:
Net Asset Value per share ($23,233,346/2,386,647
  shares outstanding)$                                                   9.73
Offering Price per share (Note 9) ($9.73 O 0.955)                $      10.19*
================================================================================
CLASS B SHARES (Note 9):
Net Asset Value and offering price per share
  ($906,684/93,147 shares outstanding)                           $       9.73**
================================================================================
 *  Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000(Unaudited)
================================================================================
INVESTMENT INCOME  (Note 1B):
Interest                                                             $  759,701
EXPENSES:
Management fees (Note 2)                                  $  104,013
Service fees Class A (Note 3)                                 33,380
Service fees Class B (Note 3)                                  3,931
Transfer agent fees                                           36,347
Custody and fund accounting fees                              30,522
Registration fees                                             17,298
Shareholder reports                                           15,574
Legal fees                                                    15,550
Trustee fees                                                   8,291
Miscellaneous                                                 13,048
--------------------------------------------------------------------------------
Total expenses                                               277,954
Less aggregate amounts waived by the Manager (Note 2)       (104,013)
Less expenses assumed by the Administrator (Note 8)          (58,641)
Less fees paid indirectly (Note 1E)                             (664)
--------------------------------------------------------------------------------
  Net expenses                                                          114,636
--------------------------------------------------------------------------------
  Net investment income                                                 645,065
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                           (683,390)
Net unrealized appreciation                                           1,460,900
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                       777,510
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,422,575
================================================================================
See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
STATEMENTOFCHANGESINNETASSETS

                                                       SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                      (Unaudited)       1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                $   645,065    $ 2,896,767
Net realized loss from investment
  and futures transactions                              (683,390)    (3,326,822)
Unrealized appreciation (depreciation)
  of investments                                       1,460,900     (1,256,804)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            1,422,575     (1,686,859)
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                         (623,747)    (2,844,565)
Net investment income (Class B)                          (21,318)       (52,202)
--------------------------------------------------------------------------------
Decrease in net assets from
  distribution to shareholders                          (645,065)    (2,896,767)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                       1,173,673     11,393,530
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                           654,189      2,900,180
Cost of shares repurchased                           (13,737,391)   (72,142,600)
--------------------------------------------------------------------------------
  Total Class A                                      (11,909,529)   (57,848,890)
--------------------------------------------------------------------------------
CLASS B (Note 9)*
Net proceeds from sale of shares                              --      1,955,112
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                            26,101         33,420
Cost of shares repurchased                              (356,181)      (660,014)
--------------------------------------------------------------------------------
  Total Class B                                         (330,080)     1,328,518
--------------------------------------------------------------------------------
Net decrease in net assets from
  transactions in shares of
  beneficial interest                                (12,239,609)   (56,520,372)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                           (11,462,099)   (61,103,998)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   35,602,129     96,706,127
--------------------------------------------------------------------------------
End of period                                        $24,140,030    $35,602,129
================================================================================
* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                     CLASS A
                                      ------------------------------------------
                                                                   NOVEMBER 2,
                                                                       1998
                                                                  (COMMENCEMENT
                                       SIX MONTHS                 OF OPERATIONS)
                                          ENDED       YEAR ENDED        TO
                                      JUNE 30, 2000  DECEMBER 31,  DECEMBER 31,
                                       (Unaudited)       1999          1998
===============================================================================
Net Asset Value, beginning of period     $  9.43       $ 10.08      $ 10.00
-------------------------------------------------------------------------------
Income From Operations:
Net investment income                      0.218         0.400        0.069
Net realized and unrealized
  gain (loss) on investments               0.302        (0.650)       0.080
-------------------------------------------------------------------------------
  Total from operations                    0.520        (0.250)       0.149
-------------------------------------------------------------------------------
Less Dividends From:
Net investment income                     (0.220)       (0.400)      (0.069)
-------------------------------------------------------------------------------
Net Asset Value, end of period           $  9.73       $  9.43      $ 10.08
===============================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                         $23,233       $34,396      $96,706
Ratio of expenses to average
  net assets                                0.80%*        0.70%           0%*
Ratio of net investment income
  to average net assets                     4.63%*        4.06%        4.16%*
Portfolio turnover                            45%          116%           1%
Total return (A)                            5.58%**      (2.54)%       1.49%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share          $ 0.162       $ 0.195      $ 0.042
RATIOS:
Expenses to average net assets              1.98%*        1.41%        1.60%*
Net investment income to
  average net assets                        3.45%*        3.35%        2.56%*
================================================================================
  * Annualized
 ** Not annualized
(A) Total return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                             CLASS B
                                                            (Note 9)
                                                --------------------------------
                                                               JANUARY 4, 1999
                                                  SIX MONTHS    (COMMENCEMENT
                                                     ENDED     OF OPERATIONS) TO
                                                JUNE 30, 2000     DECEMBER 31,
                                                 (Unaudited)         1999
================================================================================
Net Asset Value, beginning of period              $  9.43          $ 11.43
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                               0.194            0.332
Net realized and unrealized gain
  (loss) on investments                             0.302           (2.000)
--------------------------------------------------------------------------------
  Total from operations                             0.496           (1.668)
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                              (0.196)          (0.332)
--------------------------------------------------------------------------------
Net Asset Value, end of period                    $  9.73          $  9.43
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)          $   907          $ 1,206
Ratio of expenses to average net assets              1.30%*           1.25%*
Ratio of net investment income to
  average net assets                                 4.13%*           3.41%*
Portfolio turnover                                     45%             116%
Total return                                         5.32%**         (3.22)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                   $ 0.138          $ 0.263
RATIOS:
Expenses to average net assets                       2.48%*           2.40%*
Net investment income to average net assets          2.95%*           2.26%*
================================================================================
 * Annualized
** Not annualized

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's sub-administrator and distributor.

    The Fund, as of June 30, 2000, offered Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay a higher ongoing service fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their own pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expense ratios than Class B shares. For the period ended June 30, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $3,773 from sales of Class A shares and $8,000 in deferred sales charges from redemptions of Class B shares (see note 9).

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

    A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

    B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


    C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $3,130,610 which will expire on December 31, 2007.

    D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

    E. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

    F. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

    H. Futures Contracts The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


    Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

    The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50% of the Fund's average daily net assets. The management fee amounted to $104,013 all of which was voluntarily waived for the six months ended June 30, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $33,380 for the six months ended June 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The distribution fees for Class B shares amounted to $3,931 for the period ended June 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for prepa-

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


ration, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$12,397,194 and $24,725,223, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                 JUNE 30, 2000      DECEMBER 31,
                                                   (Unaudited)          1999
================================================================================
CLASS A
Shares sold                                          123,198          1,129,336
Shares issued to shareholders from
  reinvestment of distributions                       67,825            294,959
Shares repurchased                                (1,450,428)        (7,371,922)
--------------------------------------------------------------------------------
  Class A net decrease                            (1,259,405)        (5,947,627)
================================================================================
CLASS B (Note 9)*
Shares sold                                               --            193,805
Shares issued to shareholders from
  reinvestment of dividends                            1,328              3,439
Shares repurchased                                   (36,067)           (69,358)
--------------------------------------------------------------------------------
  Class B net increase (decrease)                    (34,739)           127,886
================================================================================
*January 4, 1999 (Commencement of Operations).

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $23,179,779
================================================================================
Gross unrealized appreciation                                       $   590,486
Gross unrealized depreciation                                           (60,288)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $   530,198
================================================================================

7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2000, the commitment fee allocated to the Fund was $46. Since the line of credit was established there have been no borrowings.

8. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 2000, which amounted to $58,641 to maintain a voluntary expense limitation of 0.80% for Class A of average daily net assets. This voluntary expense limitation may be discontinued at any time.

9. SUBSEQUENT EVENT Effective July 14, 2000, the front-end sales charges on Class A shares were waived. As of that date, Class B shares were no longer offered. All Class B shares were converted to Class A shares without imposition of any contingent deferred sales charge.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT MANAGER
*** TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds California Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds California Tax Free Income Portfolio.


(C)2000 Citicorp            R Printed on recycled paper              CFS/CAT/600